Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income		$ 13,564	$ 10,302
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses		(2,119)	2,699
Depreciation		1,068	1,108
Amortization of premiums, net		1,035	221
Amortization of deferred loan fees		(2,564)	(977)
Amortization of core deposit intangible		1,200	1,400
Amortization of purchased asset fair value adjustments		(23)	(29)
Amortization of mortgage servicing rights		1,168	1,318
Capitalized mortgage servicing rights		(1,405)	(2,189)
Deferred income tax expense (credit)		612	(802)
(Gains) losses recognized on equity securities, net		(99)	19
Gains on sale of premises		(15)	(5)
Gains on sale of real estate owned, net		(1,492)	(129)
Gain on sales of loans	[1]	(6,566)	(9,531)
Proceeds from sales of loans held for sale		193,078	268,019
Disbursements on loans held for sale		(172,779)	(254,484)
Amortization of restricted stock awards		243	238
Amortization of unearned ESOP shares		194	193
Earned ESOP shares priced above original cost		239	145
Decrease (increase) in accrued interest receivable		970	(851)
Decrease in accrued interest payable		(77)	(280)
Decrease in other assets		1,503	1,175
(Decrease) increase in other liabilities		(2,307)	670
Other, net		28	13
Net cash provided by operating activities		24,303	16,942
Cash flows from investing activities:
Principal collected on securities available for sale		40,353	17,046
Proceeds collected on maturity of securities available for sale		30,762	41,240
Purchases of securities available for sale		(213,803)	(97,294)
Purchase of Federal Home Loan Bank stock		(159)	(79)
Proceeds from sales of real estate		2,128	434
Net increase in loans receivable		(18,429)	(55,106)
Proceeds from sale of premises		17	12
Purchases of premises and equipment		(8,309)	(734)
Net cash used by investing activities		(167,440)	(94,481)
Cash flows from financing activities:
Increase in deposits		155,462	121,334
Treasury stock purchased		(4,589)	(1,450)
Stock awards withheld for tax withholding		(7)	(60)
Proceeds from borrowings		1	2
Repayment of borrowings		(1)	(2)
Increase (decrease) in customer escrows		145	(415)
Net cash provided by financing activities		151,011	119,409
Increase in cash and cash equivalents		7,874	41,870
Cash and cash equivalents, beginning of year		86,269	44,399
Cash and cash equivalents, end of year		94,143	86,269
Supplemental cash flow disclosures:
Cash paid for interest		1,630	3,131
Cash paid for income taxes		6,628	3,617
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale		12,971	6,815
Transfer of loans to real estate owned, net		290	362
Right to use assets obtained in exchange for lease obligations		99	0
Termination of lease right of use assets and lease obligations		2,273	0
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible		$ 47	$ 99

[1]	Not within the scope of ASC 606.